FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Financial Income (Expenses)
Financial income (expenses):

	Year ended December 31,
	2018	2017	2016

Interest	$(2,827)	$(3,143)	$(3,170)
Re-measurement of derivatives	(562)	616	22
Foreign currency translation adjustments	507	(565)	(218)
Other	-	323	-

	$(2,882)	$(2,769)	$(3,366)